Related Party Transactions	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2023	Dec. 31, 2022	Sep. 30, 2022
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 5. RELATED PARTY TRANSACTIONS

Founder Shares

In May, August and September 2019, the Company issued an aggregate of 1,150,000 founder shares (the “Founder Shares”) to the initial shareholders for an aggregate purchase price of $25,000 in cash. The Founder Shares included an aggregate of up to 150,000 shares subject to forfeiture by the initial shareholders to the extent that the underwriters’ over-allotment was not exercised in full or in part, so that the initial shareholders would collectively own 20% of the Company’s issued and outstanding shares after the Initial Public Offering (assuming the initial shareholders did not purchase any Public Shares in the Initial Public Offering and excluding the Private Units and underlying securities). On June 30, 2020, as a result of the underwriters’ election to fully exercise their over-allotment option, 150,000 Founder Shares are no longer subject to forfeiture.

The initial shareholders have agreed not to transfer, assign or sell any of the Founder Shares (except to certain permitted transferees) until the earlier of (i) one year after the date of the consummation of a Business Combination, or (ii) the date on which the closing price of the Company’s ordinary shares equals or exceeds $12.50 per share (as adjusted for stock splits, stock dividends, reorganizations and recapitalizations) for any 20 trading days within any 30-trading day period commencing after a Business Combination, upon six months after the date of the consummation of a Business Combination, or earlier, if, subsequent to a Business Combination, the Company consummates a subsequent liquidation, merger, stock exchange or other similar transaction which results in all of the Company’s shareholders having the right to exchange their ordinary shares for cash, securities or other property.

Promissory Note — Related Party and Due to Related Party

On August 21, 2019, as amended on December 31, 2019, the Company issued an unsecured promissory note to the Sponsor, pursuant to which the Company could borrow up to an aggregate principal amount of $300,000, of which $243,833 was outstanding under the Promissory Note as of June 26, 2020. The note was non-interest bearing and payable on the earlier of (i) June 30, 2020 or (ii) the consummation of the Initial Public Offering. Proceeds from the close of the Initial Public Offering cleared in the bank account of the Company on June 29, 2020. On August 13, 2020, the Promissory Note was amended such that it is due and payable on October 31, 2020 and effective as of the date of the consummation of the Initial Public Offering, June 26, 2020. On November 12, 2020 the Promissory Note was amended such that it is due and payable on May 31, 2021 and was made effective as of October 30, 2020. On June 18, 2021 the Promissory Note was amended such that it is due and payable on September 30, 2021 and was made effective as of May 31, 2021. On October 1, 2021, the Promissory Note was amended such that it is due and payable on the date on which we consummate our initial business combination and was made effective as of October 1, 2021.

As discussed in Note 1, the Company may extend the period of time to consummate a Business Combination up to three times, each by an additional one month. In order to extend the time available for the Company to consummate a Business Combination, the Sponsor or its affiliates or designees must deposit into the Trust Account US$0.04 per Public Share outstanding, on or prior to the Deadline or the Deadline as extended by any extension period validly exercised.

Any such payments would be made in the form of a loan. If the Company completes a Business Combination, the Company would repay such loaned amounts out of the proceeds of the Trust Account released to the Company. If the Company does not complete a Business Combination, the Company will not repay such loans. Furthermore, the letter agreement with the initial shareholders contains a provision pursuant to which the Sponsor has agreed to waive its right to be repaid for such loans in the event that the Company does not complete a Business Combination. The Sponsor and its affiliates or designees are not obligated to fund the Trust Account to extend the time for the Company to complete a Business Combination.

On June 21, 2021, the Company issued an unsecured promissory note to our sponsor (the “Promissory Note II”), pursuant to which we could borrow up to an aggregate principal amount of $460,000. The note was non-interest bearing and payable on the earlier of (i) September 30, 2021 or (ii) the consummation of our initial business combination.

On October 1, 2021, the Promissory Note was amended such that it is due and payable on the date on which we consummate our initial business combination and was made effective as of October 1, 2021. The amount of $460,000 was outstanding under the Promissory Note II as of June 30, 2023.

On September 21, 2021, the Company issued an unsecured promissory note to our sponsor (the “Promissory Note III”), pursuant to which we could borrow up to an aggregate principal amount of $461,000, of which $461,000 was outstanding under the Promissory Note III as of June 30, 2023. The $460,000 was borrowed for the three months extension deposit until December 23, 2021 and the other $1,000 was borrowed for the Trust Account management expense. The note was non-interest bearing and payable on the date on which we consummate our initial business combination.

On December 23, 2021, the Company issued an unsecured promissory note to our sponsor (the “Promissory Note IV”), pursuant to which we could borrow up to an aggregate principal amount of $460,000. We borrowed $460,500 in total, including the $460,000 under the Promissory Note IV for the three months extension deposit until March 23, 2022 and $500 due to related party for the Trust Account management expense. The amount of $460,000 was outstanding under the Promissory Note IV as of June 30, 2023. The note was non-interest bearing and payable on the date on which we consummate our initial business combination.

On March 20, 2022, the Company issued an unsecured promissory note to our sponsor (the “Promissory Note V”), pursuant to which we could borrow up to an aggregate principal amount of $634,594. The sponsor initially deposited $736,000 on March 18, 2022, and $101,406 was returned to the sponsor on March 28, 2022 due to the fact that the Company’s shareholders elected to redeem an aggregate amount of 633,792 shares in connection with the Special Meeting. As of June 30, 2023, $634,594 was outstanding under the Promissory Note V. The note is non-interest bearing and payable on the date on which we consummate our initial business combination.

On July 13, 2022, the Company issued an unsecured promissory note to our sponsor (the “Promissory Note VI”), pursuant to which we could borrow up to an aggregate principal amount of $353,000. As of June 30, 2023, $353,000 was outstanding under the Promissory Note VI. The note is non-interest bearing and payable on the date on which we consummate our initial business combination. In connection with a special meeting to approve the extension of the business combination period, the Company’s shareholders elected to redeem an aggregate amount of 1,025,281 shares, and the Company redeemed such shares for an aggregate amount of $10,742,906, or approximately $10.48 per share.

On October 17, 2022, the Company issued an unsecured promissory note to Nukkleus (the “Promissory Note VII”), pursuant to which we could borrow up to an aggregate principal amount of $22,600. As of June 30, 2023, $22,600 was outstanding under the Promissory Note VII. The note is non-interest bearing and payable on the date on which we consummate our initial business combination. The proceeds of the Promissory Note VII has been deposited in the Company’s Trust Account in connection with extending the business combination completion window until November 23, 2022. In addition, the Company will further extend the business combination completion window on a monthly basis up to a further two months, or until January 23, 2023, upon deposit of $0.04 per public ordinary share of the Company. In connection with a special meeting to approve the extension of the business combination period, the Company’s shareholders elected to redeem an aggregate amount of 2,375,991 shares, and the Company redeemed such shares for an aggregate amount of $25,180,851, or approximately $10.60 per share.

On November 18, 2022, the Company issued an unsecured promissory note to Nukkleus (the “Promissory Note VIII”), pursuant to which we could borrow up to an aggregate principal amount of $22,600. As of June 30, 2023 was outstanding under the Promissory Note VIII. The note is non-interest bearing and payable on the date on which we consummate our initial business combination. The proceeds of the Promissory Note VIII has been deposited in the Company’s Trust Account in connection with extending the business combination completion window until December 23, 2022.

On December 19, 2022, the Company issued an unsecured promissory note to Nukkleus (the “Promissory Note IX”), pursuant to which we could borrow up to an aggregate principal amount of $22,600. As of June 30, 2023, $22,600 was outstanding under the Promissory Note IX. The note is non-interest bearing and payable on the date on which we consummate our initial business combination. The proceeds of the Promissory Note IX has been deposited in the Company’s Trust Account in connection with extending the business combination completion window until January 23, 2023.

On January 19, 2023, the Company issued an unsecured promissory note to Nukkleus (the “Promissory Note X”), pursuant to which we could borrow up to an aggregate principal amount of $21,350. The note is non-interest bearing and payable on the date on which we consummate our initial business combination. The proceeds of the Promissory Note X has been deposited in the Company’s Trust Account in connection with extending the business combination completion window until February 23, 2023. In addition, the Company will further extend the business combination completion window on a monthly basis up to a further two months, or until April 23, 2023, upon deposit of $0.04 per public ordinary share of the Company (the “Top-up Amount”). Notwithstanding the Top-up Amount, the Company undertook to increase the amount to be paid into the Trust Account for each monthly extension from $0.04 to $0.0525. Subsequently, the Company has committed to increase the amount to be paid into the Trust Account for any extension from February 23, 2023 to March 23, 2023 and from March 23, 2023 to April 23, 2023 to $0.08 per ordinary share outstanding. In connection with a special meeting to approve the extension of the business combination period, the Company’s shareholders elected to redeem an aggregate amount of 159,203 shares, and the Company redeemed such shares for an aggregate amount of $1,706,347, or approximately $10.72 per share.

On February 23, 2023, the Company issued an unsecured promissory note to Nukkleus (the “Promissory Note XI”), pursuant to which we could borrow up to an aggregate principal amount of $32,500. The note is non-interest bearing and payable on the date on which we consummate our initial business combination. The proceeds of the Promissory Note XI has been deposited in the Company’s Trust Account in connection with extending the business combination completion window until March 23, 2023.

On March 21, 2023, the Company issued an unsecured promissory note to Nukkleus (the “Promissory Note XII”), pursuant to which we could borrow up to an aggregate principal amount of $32,500. The note is non-interest bearing and payable on the date on which we consummate our initial business combination. The proceeds of the Promissory Note XII has been deposited in the Company’s Trust Account in connection with extending the business combination completion window until April 23, 2023.

On April 20, 2023, the Company issued an unsecured promissory note to Nukkleus (the “Promissory Note XIII”), pursuant to which we could borrow up to an aggregate principal amount of $32,450. The note is non-interest bearing and payable on the date on which we consummate our initial business combination. The proceeds of the Promissory Note XIII has been deposited in the Company’s Trust Account in connection with extending the business combination completion window until May 23, 2023. In addition, the Company will further extend the business combination completion window on a monthly basis up to a further two months, or until July 23, 2023, upon deposit of $0.08 per public ordinary share of the Company (the “Top-up Amount”). In connection with a special meeting to approve the extension of the business combination period, the Company’s shareholders elected to redeem an aggregate amount of 258 shares, and the Company redeemed such shares for an aggregate amount of $2,821, or approximately $10.93 per share.

On May 22, 2023, the Company issued an unsecured promissory note to Nukkleus (the “Promissory Note XIV”), pursuant to which we could borrow up to an aggregate principal amount of $32,450. The note is non-interest bearing and payable on the date on which we consummate our initial business combination. The proceeds of the Promissory Note XI has been deposited in the Company’s Trust Account in connection with extending the business combination completion window until June 23, 2023.

On June 21, 2023, the Company issued an unsecured promissory note to Nukkleus (the “Promissory Note XV”), pursuant to which we could borrow up to an aggregate principal amount of $32,450. The note is non-interest bearing and payable on the date on which we consummate our initial business combination. The proceeds of the Promissory Note XI has been deposited in the Company’s Trust Account in connection with extending the business combination completion window until July 23, 2023.

On July 20, 2023, the Company issued an unsecured promissory note to Nukkleus (the “Promissory Note XVI”), pursuant to which we could borrow up to an aggregate principal amount of $32,300. The note is non-interest bearing and payable on the date on which we consummate our initial business combination. The proceeds of the Promissory Note XVI has been deposited in the Company’s Trust Account in connection with extending the business combination completion window until August 23, 2023. In addition, the Company will further extend the business combination completion window on a monthly basis up to a further four months, or until December 23, 2023, upon deposit of $0.08 per public ordinary share of the Company (the “Top-up Amount”). In connection with a special meeting to approve the extension of the business combination period, the Company’s shareholders elected to redeem an aggregate amount of 1,779 shares, and the Company redeemed such shares for an aggregate amount of $19,837, or approximately $11.17 per share.

Advance from related party

As of June 30, 2023, the Sponsor advanced $1,165,600 to the Company for working capital purposes. For the six months ended June 30, 2023, the Company borrowed $195,000 to pay for operating costs and expenses related to the Business Combination.. The advance is non-interest bearing and due on demand.

NOTE 5. RELATED PARTY TRANSACTIONS

Founder Shares

In May, August and September 2019, the Company issued an aggregate of 1,150,000 founder shares (the “Founder Shares”) to the initial shareholders for an aggregate purchase price of $25,000 in cash. The Founder Shares included an aggregate of up to 150,000 shares subject to forfeiture by the initial shareholders to the extent that the underwriters’ over-allotment was not exercised in full or in part, so that the initial shareholders would collectively own 20% of the Company’s issued and outstanding shares after the Initial Public Offering (assuming the initial shareholders did not purchase any Public Shares in the Initial Public Offering and excluding the Private Units and underlying securities). On June 30, 2020, 2020, as a result of the underwriters’ election to fully exercise their over-allotment option, 150,000 Founder Shares are no longer subject to forfeiture.

The initial shareholders have agreed not to transfer, assign or sell any of the Founder Shares (except to certain permitted transferees) until, with respect to 50% of the Founder Shares, the earlier of (i) six months after the date of the consummation of a Business Combination, or (ii) the date on which the closing price of the Company’s ordinary shares equals or exceeds $12.50 per share (as adjusted for stock splits, stock dividends, reorganizations and recapitalizations) for any 20 trading days within any 30-trading day period commencing after a Business Combination, with respect to the remaining 50% of the Founder Shares, upon six months after the date of the consummation of a Business Combination, or earlier, in each case, if, subsequent to a Business Combination, the Company consummates a subsequent liquidation, merger, stock exchange or other similar transaction which results in all of the Company’s shareholders having the right to exchange their ordinary shares for cash, securities or other property.

Promissory Note — Related Party and Due to Related Party

On August 21, 2019, as amended on December 31, 2019, the Company issued an unsecured promissory note to the Sponsor, pursuant to which the Company could borrow up to an aggregate principal amount of $300,000, of which $243,833 was outstanding under the Promissory Note as of June 26, 2020. The note was non-interest bearing and payable on the earlier of (i) June 30, 2020 or (ii) the consummation of the Initial Public Offering. Proceeds from the close of the Initial Public Offering cleared in the bank account of the Company on June 29, 2020. On August 13, 2020, the Promissory Note was amended such that it is due and payable on October 31, 2020 and effective as of the date of the consummation of the Initial Public Offering, June 26, 2020. On November 12, 2020 the Promissory Note was amended such that it is due and payable on May 31, 2021 and was made effective as of October 30, 2020. On June 18, 2021 the Promissory Note was amended such that it is due and payable on September 30, 2021 and was made effective as of May 31, 2021. On October 1, 2021, the Promissory Note was amended such that it is due and payable on the date on which we consummate our initial business combination and was made effective as of October 1, 2021.

As discussed in Note 1, the Company will extend the period of time to consummate a Business Combination up to three times, each by an additional one month. In order to extend the time available for the Company to consummate a Business Combination, the Sponsor or its affiliates or designees must deposit into the Trust Account US$0.04 per Public Share outstanding, on or prior to the Deadline or the Deadline as extended by any extension period validly exercised.

Any such payments would be made in the form of a loan. If the Company completes a Business Combination, the Company would repay such loaned amounts out of the proceeds of the Trust Account released to the Company. If the Company does not complete a Business Combination, the Company will not repay such loans. Furthermore, the letter agreement with the initial shareholders contains a provision pursuant to which the Sponsor has agreed to waive its right to be repaid for such loans in the event that the Company does not complete a Business Combination. The Sponsor and its affiliates or designees are not obligated to fund the Trust Account to extend the time for the Company to complete a Business Combination.

On June 21, 2021, the Company issued an unsecured promissory note to our sponsor (the “Promissory Note II”), pursuant to which we could borrow up to an aggregate principal amount of $460,000. The note was non-interest bearing and payable on the earlier of (i) September 30, 2021 or (ii) the consummation of our initial business combination. On October 1, 2021, the Promissory Note was amended such that it is due and payable on the date on which we consummate our initial business combination and was made effective as of October 1, 2021. The amount of $460,000 was outstanding under the Promissory Note II as of December 31, 2022.

On September 21, 2021, the Company issued an unsecured promissory note to our sponsor (the “Promissory Note III”), pursuant to which we could borrow up to an aggregate principal amount of $461,000, of which $461,000 was outstanding under the Promissory Note III as of December 31, 2022. The $460,000 was borrowed for the three months extension deposit until December 23, 2021 and the other $1,000 was borrowed for the Trust Account management expense. The note was non-interest bearing and payable on the date on which we consummate our initial business combination.

On December 23, 2021, the Company issued an unsecured promissory note to our sponsor (the “Promissory Note IV”), pursuant to which we could borrow up to an aggregate principal amount of $460,000. We borrowed $460,500 in total, including the $460,000 under the Promissory Note IV for the three months extension deposit until March 23, 2022 and $500 due to related party for the Trust Account management expense. The amount of $460,000 was outstanding under the Promissory Note IV as of December 31, 2022. The note was non-interest bearing and payable on the date on which we consummate our initial business combination.

On March 20, 2022, the Company issued an unsecured promissory note to our sponsor (the “Promissory Note V”), pursuant to which we could borrow up to an aggregate principal amount of $634,594. The sponsor initially deposited $736,000 on March 18, 2022, and $101,406 was returned to the sponsor on March 28, 2022 due to the fact that the Company’s shareholders elected to redeem an aggregate amount of 633,792 shares in connection with the Special Meeting. As of December 31, 2022, $634,594 was outstanding under the Promissory Note V. The note is non-interest bearing and payable on the date on which we consummate our initial business combination.

On July 13, 2022, the Company issued an unsecured promissory note to our sponsor (the “Promissory Note VI”), pursuant to which we could borrow up to an aggregate principal amount of $353,000. As of December 31, 2022, $353,000 was outstanding under the Promissory Note VI. The note is non-interest bearing and payable on the date on which we consummate our initial business combination. In connection with a special meeting to approve the extension of the business combination period, the Company’s shareholders elected to redeem an aggregate amount of 1,025,281 shares, and the Company redeemed such shares for an aggregate amount of $10,742,906, or approximately $10.48 per share.

On October 17, 2022, the Company issued an unsecured promissory note to Nukkleus (the “Promissory Note VII”), pursuant to which we could borrow up to an aggregate principal amount of $22,600. As of December 31, 2022, $22,600 was outstanding under the Promissory Note VII. The note is non-interest bearing and payable on the date on which we consummate our initial business combination. The proceeds of the Promissory Note VII has been deposited in the Company’s Trust Account in connection with extending the business combination completion window until November 23, 2022. In addition, the Company will further extend the business combination completion window on a monthly basis up to a further two months, or until January 23, 2023, upon deposit of $0.04 per public ordinary share of the Company. In connection with a special meeting to approve the extension of the business combination period, the Company’s shareholders elected to redeem an aggregate amount of 2,375,991 shares, and the Company redeemed such shares for an aggregate amount of $25,180,851, or approximately $10.60 per share.

On November 18, 2022, the Company issued an unsecured promissory note to Nukkleus (the “Promissory Note VIII”), pursuant to which we could borrow up to an aggregate principal amount of $22,600. As of December 31, 2022, $22,600 was outstanding under the Promissory Note VIII. The note is non-interest bearing and payable on the date on which we consummate our initial business combination. The proceeds of the Promissory Note VIII has been deposited in the Company’s Trust Account in connection with extending the business combination completion window until December 23, 2022.

On December 19, 2022, the Company issued an unsecured promissory note to Nukkleus (the “Promissory Note IX”), pursuant to which we could borrow up to an aggregate principal amount of $22,600. As of December 31, 2022, $22,600 was outstanding under the Promissory Note IX. The note is non-interest bearing and payable on the date on which we consummate our initial business combination. The proceeds of the Promissory Note IX has been deposited in the Company’s Trust Account in connection with extending the business combination completion window until January 23, 2023.

On January 19, 2023, the Company issued an unsecured promissory note to Nukkleus (the “Promissory Note X”), pursuant to which we could borrow up to an aggregate principal amount of $21,350. The note is non-interest bearing and payable on the date on which we consummate our initial business combination. The proceeds of the Promissory

Note X has been deposited in the Company’s Trust Account in connection with extending the business combination completion window until February 23, 2023. In addition, the Company will further extend the business combination completion window on a monthly basis up to a further two months, or until April 23, 2023, upon deposit of $0.04 per public ordinary share of the Company (the “Top-up Amount”). Notwithstanding the Top-up Amount, the Company undertook to increase the amount to be paid into the Trust Account for each monthly extension from $0.04 to $0.0525. Subsequently, the Company has committed to increase the amount to be paid into the Trust Account for any extension from February 23, 2023 to March 23, 2023 and from March 23, 2023 to April 23, 2023 to $0.08 per ordinary share outstanding. In connection with a special meeting to approve the extension of the business combination period, the Company’s shareholders elected to redeem an aggregate amount of 159,203 shares, and the Company redeemed such shares for an aggregate amount of $1,706,347, or approximately $10.72 per share.

On February 23, 2023, the Company issued an unsecured promissory note to Nukkleus (the “Promissory Note XI”), pursuant to which we could borrow up to an aggregate principal amount of $32,500. The note is non-interest bearing and payable on the date on which we consummate our initial business combination. The proceeds of the Promissory Note XI has been deposited in the Company’s Trust Account in connection with extending the business combination completion window until March 23, 2023.

Advance from related party

As of December 31, 2022, the Sponsor advanced $970,600 to the Company for working capital purposes. For the year ended December 31, 2022, the Company borrowed $970,100 to pay for operating costs and expenses related to the Business Combination.

Nukkleus Inc.[Member]
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 12 — RELATED PARTY TRANSACTIONS

Services provided by related parties

From time to time, Oliver Worsley, a shareholder of the Company, provides consulting services to the Company. As compensation for professional services provided, the Company recognized consulting expenses of $14,942 and $7,879 for the three months ended June 30, 2023 and 2022, respectively, which have been included in professional fees on the accompanying unaudited condensed consolidated statements of operations and comprehensive loss. As compensation for professional services provided, the Company recognized consulting expenses of $40,005 and $7,879 for the nine months ended June 30, 2023 and 2022, respectively, which have been included in professional fees on the accompanying unaudited condensed consolidated statements of operations and comprehensive loss. As of June 30, 2023 and September 30, 2022, the accrued and unpaid services charge related to Oliver Worsley amounted to $0 and $16,691, respectively, which have been included in accrued professional fees on the accompanying condensed consolidated balance sheets.

From time to time, Craig Vallis, a shareholder of the Company, provides consulting services to the Company. As compensation for professional services provided, the Company recognized consulting expenses of $26,017 and $23,991 for the three months ended June 30, 2023 and 2022, respectively, which have been included in professional fees on the accompanying unaudited condensed consolidated statements of operations and comprehensive loss. As compensation for professional services provided, the Company recognized consulting expenses of $100,012 and $65,529 for the nine months ended June 30, 2023 and 2022, respectively, which have been included in professional fees on the accompanying unaudited condensed consolidated statements of operations and comprehensive loss.

The Company uses affiliate employees for various services such as the use of accountants to record the books and accounts of the Company at no charge to the Company, which are considered immaterial.

Office space from related parties

The Company uses office space of affiliate companies, free of rent, which is considered immaterial.

Revenue from related party and cost of revenue from related party

The Company’s general support services operate under a GSA with TCM providing personnel and technical support, marketing, accounting, risk monitoring, documentation processing and customer care and support. The minimum monthly amount received is $1,600,000.

The Company’s general support services operate under a GSA with FXDIRECT receiving personnel and technical support, marketing, accounting, risk monitoring, documentation processing and customer care and support. The minimum monthly amount payable is $1,575,000. Effective May 1, 2023, the minimum amount payable by the Company to FXDIRECT for services was reduced from $1,575,000 per month to $1,550,000 per month.

Both of the above entities are affiliates through common ownership.

During the three and nine months ended June 30, 2023 and 2022, general support services provided to the related party, which was recorded as revenue — general support services — related party on the accompanying unaudited condensed consolidated statements of operations and comprehensive loss were as follows:

	Three Months Ended June 30,		Nine Months Ended June 30,
	2023	2022	2023	2022
Service provided to:
TCM	$4,800,000	$4,800,000	$14,400,000	$14,400,000
	$4,800,000	$4,800,000	$14,400,000	$14,400,000

During the three and nine months ended June 30, 2023 and 2022, services received from the related party, which was recorded as cost of revenue — general support services — related party on the accompanying unaudited condensed consolidated statements of operations and comprehensive loss were as follows:

	Three Months Ended June 30,		Nine Months Ended June 30,
	2023	2022	2023	2022
Service received from:
FXDIRECT	$4,675,000	$4,725,000	$14,125,000	$14,175,000
	$4,675,000	$4,725,000	$14,125,000	$14,175,000

During the three months ended June 30, 2023 and 2022, Digital RFQ earned revenue from related parties in the amount of $29,343 and $17,974, respectively, which was included in revenue — financial services on the accompanying unaudited condensed consolidated statements of operations and comprehensive loss.

During the nine months ended June 30, 2023 and 2022, Digital RFQ earned revenue from related parties in the amount of $107,859 and $28,239, respectively, which was included in revenue — financial services on the accompanying unaudited condensed consolidated statements of operations and comprehensive loss.

Due from affiliates

At June 30, 2023 and September 30, 2022, due from affiliates consisted of the following:

	June 30, 2023	September 30, 2022
Digiclear	$229,837	$35,762
Jacobi	24,422	—
FXDD Mauritius(1)	3,012	—
TCM	51,190	895,374
Total	$308,461	$931,136

(1)      FXDD Mauritius is controlled by Emil Assentato, the Company’s chief executive officer, chief financial officer and chairman.

The balance due from Digiclear represents advances made to Digiclear and monies that the Company paid on behalf of Digiclear. The balances due from Jacobi and FXDD Mauritius represent monies that the Company paid on behalf of Jacobi and FXDD Mauritius. The balance due from TCM represents unsettled funds due related to the General Services Agreement and monies that the Company paid on behalf of TCM.

Management believes that the related parties’ receivables are fully collectable. Therefore, no allowance for doubtful account is deemed to be required on its due from related parties at June 30, 2023 and September 30, 2022. The Company historically has not experienced uncollectible receivable from the related parties.

Due to affiliates

At June 30, 2023 and September 30, 2022, due to affiliates consisted of the following:

	June 30, 2023	September 30, 2022
Forexware LLC(1)	$1,211,665	$1,079,229
FXDIRECT	3,289,537	3,042,101
Currency Mountain Holdings Bermuda, Limited (“CMH”)	42,000	42,000
FXDD Trading(1)	498,963	242,113
Markets Direct Payments(1)	2,415	2,114
Match Fintech Limited(2)	55,551	106,506
Total	$5,100,131	$4,514,063

(1)      Forexware LLC, FXDD Trading, and Markets Direct Payments are controlled by Emil Assentato, the Company’s chief executive officer, chief financial officer and chairman.

(2)      Match Fintech Limited is controlled by affiliates of the Company.

The balances due to affiliates represents expenses paid by Forexware LLC, FXDIRECT, FXDD Trading, Markets Direct Payments, and Match Fintech Limited on behalf of the Company and advances from CMH. The balance due to FXDIRECT may also include unsettled funds due related to the General Service Agreement.

Amounts due to affiliates are short-term in nature, non-interest bearing, unsecured and repayable on demand.

Customer digital currency assets and liabilities — related parties

At June 30, 2023 and September 30, 2022, related parties’ digital currency, which was controlled by Digital RFQ, amounted to $0 and $248,214, respectively, which was included in customer digital currency assets and liabilities on the accompanying condensed consolidated balance sheets.

Note receivable — related party

The Company originated a note receivable to a shareholder in the principal amount of $35,000 on September 1, 2022. The note shall mature with respect to $17,500 on March 1, 2023 and with respect to $17,500 on September 1, 2023. The note bears a fixed interest rate of 5.0% per annum. Currently, this loan is in default.

For the three months ended June 30, 2023, the interest income related to this note amounted to $468 and has been included in other income on the accompanying unaudited condensed consolidated statements of operations and comprehensive loss. For the nine months ended June 30, 2023, the interest income related to this note amounted to $1,362 and has been included in other income on the accompanying unaudited condensed consolidated statements of operations and comprehensive loss.

As of June 30, 2023 and September 30, 2022, the outstanding interest balance related to this note was $1,587 and $159, respectively, and was included in other current assets on the accompanying condensed consolidated balance sheets.

Letter agreement with ClearThink

Nukkleus is party to a letter agreement with ClearThink dated as of November 22, 2021, pursuant to which ClearThink was engaged by Nukkleus in connection with the Business Combination (See Note 15 — White lion stock purchase agreement).

Craig Marshak, a member of the Board of Directors of the Company, is a managing director of ClearThink, a transaction advisory firm. ClearThink has been engaged by the Company to serve as the exclusive transactional financial advisor, and finder with respect to the Business Combination, to advise the Company with respect to the Business Combination. As of June 30, 2023, the Company has paid ClearThink $140,000, and upon closing of the Business Combination the Company is obligated to pay ClearThink 1.2% of the total transaction value plus reimbursable expenses less the $140,000 paid to ClearThink as of June 30, 2023.

NOTE 12 — RELATED PARTY TRANSACTIONS

Services provided by related parties

From time to time, Oliver Worsley, a shareholder of the Company, provides consulting services to the Company. As compensation for professional services provided, the Company recognized consulting expenses of $45,310 and $0 for the years ended September 30, 2022 and 2021, respectively, which have been included in professional fees on the accompanying consolidated statements of operations and comprehensive loss. As of September 30, 2022 and 2021, the accrued and unpaid services charge related to Oliver Worsley amounted to $16,691 and $0, respectively, which have been included in accounts payable and accrued liabilities on the accompanying consolidated balance sheets.

From time to time, Craig Vallis, chief technology officer of DRFQ and a shareholder of the company, provides consulting services to the Company. As compensation for professional services provided, the Company recognized consulting expenses of $80,026 and $4,845 for the years ended September 30, 2022 and 2021, respectively, which have been included in professional fees on the accompanying consolidated statements of operations and comprehensive loss.

The Company uses affiliate employees for various services such as the use of accountants to record the books and accounts of the Company at no charge to the Company, which are considered immaterial.

Office space from related parties

The Company uses office space of affiliate companies, free of rent, which is considered immaterial.

Revenue from related party and cost of revenue from related party

The Company’s general support services operate under a GSA with TCM providing personnel and technical support, marketing, accounting, risk monitoring, documentation processing and customer care and support. The minimum monthly amount received is $1,600,000.

The Company’s general support services operate under a GSA with FXDIRECT receiving personnel and technical support, marketing, accounting, risk monitoring, documentation processing and customer care and support. The minimum monthly amount payable is $1,575,000.

Both of the above entities are affiliates through common ownership.

During the years ended September 30, 2022 and 2021, general support services provided to the related party, which was recorded as revenue — general support services — related party on the accompanying consolidated statements of operations and comprehensive loss were as follows:

	Years Ended September 30,
	2022	2021
Service provided to:
TCM	$19,200,000	$19,200,000
	$19,200,000	$19,200,000

During the years ended September 30, 2022 and 2021, services received from the related party, which was recorded as cost of revenue — general support services — related party on the accompanying consolidated statements of operations and comprehensive loss were as follows:

	Years Ended September 30,
	2022	2021
Service received from:
FXDIRECT	$18,900,000	$18,900,000
	$18,900,000	$18,900,000

During the year ended September 30, 2022, Digital RFQ earned revenue from FXDD Trading in the amount of $38,112 which was included in revenue — financial services on the accompanying consolidated statements of operations and comprehensive loss.

Due from affiliates

At September 30, 2022 and 2021, due from related parties consisted of the following:

	September 30, 2022	September 30, 2021
NUKK Capital (*)	$—	$144,696
Digiclear	35,762	—
TCM	895,374	2,473,177
Total	$931,136	$2,617,873

(*)      An entity controlled by Emil Assentato, the Company’s chief executive officer, chief financial officer and chairman.

The balance due from NUKK Capital represents the Company’s prior investment in digital currency that was transferred to NUKK Capital in March 2019. The balance due from TCM represents unsettled funds due related to the General Services Agreement and monies that the Company paid on behalf of TCM. The balance due from Digiclear represents advances made to Digiclear.

Management believes that the related parties’ receivables are fully collectable. Therefore, no allowance for doubtful accounts is deemed to be required on its due from related parties at September 30, 2022 and 2021. The Company historically has not experienced uncollectible receivables from the related parties.

Due to affiliates

At September 30, 2022 and 2021, due to related parties consisted of the following:

	September 30, 2022	September 30, 2021
Forexware LLC(1)	$1,079,229	$579,229
FXDIRECT	3,042,101	3,341,893
CMH	42,000	42,000
FXDD Trading(1)	242,113	294,670
Markets Direct Payments(1)	2,114	—
Match Fintech Limited(2)	106,506	—
Total	$4,514,063	$4,257,792

(1)      Forexware LLC, FXDD Trading, and Markets Direct Payments are controlled by Emil Assentato, the Company’s chief executive officer, chief financial officer and chairman.

(2)      Match Fintech Limited is controlled by the Company’s managers.

The balances of due to related parties represent expenses paid by Forexware LLC, FXDIRECT, FXDD Trading, Markets Direct Payments, and Match Fintech Limited on behalf of the Company and advances from CMH. The balance due to FXDIRECT may also include unsettled funds due related to the General Service Agreement.

The related parties’ payables are short-term in nature, non-interest bearing, unsecured and repayable on demand.

Customer digital currency assets and liabilities — related party

At September 30, 2022 and 2021, FXDD Trading’s digital currency, which was controlled by Digital RFQ, amounted to $248,214 and $1,168,349, respectively, which was included in customer digital currency assets and liabilities on the accompanying consolidated balance sheets.

Note receivable — related party

The Company originated a note receivable to its shareholder in the principal amount of $35,000 on September 1, 2022. The note shall become mature with respect to $17,500 on March 1, 2023 and with respect to $17,500 on September 1, 2023. The note bears a fixed interest rate of 5.0% per annum.

For the year ended September 30, 2022, the interest income related to this note amounted to $159 and has been included in other income on the accompanying consolidated statements of operations and comprehensive loss.

As of September 30, 2022, the outstanding interest balance related to this note was $159 and was included in other current assets on the accompanying consolidated balance sheets.

Letter agreement with ClearThink

Nukkleus is party to a letter agreement with ClearThink dated as of November 22, 2021, pursuant to which ClearThink was engaged by Nukkleus in connection with the Business Combination (See Note 15 — White lion stock purchase agreement).

Craig Marshak, a member of the Board of Directors of Nukkleus, is a managing director of ClearThink, a transaction advisory firm. ClearThink has been engaged by Nukkleus to serve as the exclusive transactional financial advisor, and finder with respect to the Business Combination, to advise Nukkleus with respect to the Business Combination. As of September 30, 2022, Nukkleus has paid ClearThink $140,000, which have been included in professional fees on the accompanying consolidated statements of operations and comprehensive loss, and upon closing of the Business Combination Nukkleus is obligated to pay ClearThink 1.2% of the total transaction value plus reimbursable expenses less the $140,000 paid to ClearThink as of September 30, 2022.